Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2014	December 31, 2013
Trade accounts receivable	919	1,058
Allowance for doubtful accounts	(8)	(9)

Total	911	1,049

Bad debt expense in 2014 was less than $1 million, while in 2013 and 2012 it was $2 million and $1 million, respectively. No customers represented over 10% of consolidated net revenues in 2014, 2013 and 2012.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable. As at December 31, 2014 and 2013, trade accounts receivable were sold without recourse for $49 million and $56 million respectively. Such factoring transactions totaled respectively $204 million and $570 million for the years 2014 and 2013, with a financial cost totaling less than $1 million, $2 million and $4 million respectively for the years 2014, 2013 and 2012, reported on the line “Interest expense, net” on the consolidated statement of income.